STOCKHOLDERS' EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Offsetting Assets [Line Items]
Number of Option, Beginning Balance	408,245	822,055	1,470,092
Number of Options, Granted		(490,476)	(1,717,204)
Number of Options, cancelled and returned to the Plan		(76,666)	(69,167)
Number of Option, Ending Balance		408,245	822,055
Equity Option [Member]
Offsetting Assets [Line Items]
Shares Available for Grant, Beginning Balance	408,245
Number of Option, Beginning Balance	3,591,755	3,177,945	1,529,908
Weighted Average Exercise Price, Beginning Balance	$ 1.75	$ 1.58	$ 0.86
Shares available for grant, Granted	(182,321)
Number of Options, Granted	182,321	490,476	1,717,204
Weighted Average Exercise Price, Options Granted	$ 4.23	$ 2.88	$ 2.25
Shares available for grant, Awards	(5,508)
Shares available for grant, Cancelled and Returned to the Plan	22,639
Number of Options, cancelled and returned to the Plan	(22,639)	76,666	69,167
Weighted Average Exercise Price, Options cancelled and returned to the Plan	$ 2.87	$ 2.25	$ 2.25
Shares Available for Grant, Ending Balance	243,055	408,245
Number of Option, Ending Balance	3,751,437	3,591,755	3,177,945
Weighted Average Exercise Price, Ending Balance	$ 1.86	$ 1.75	$ 1.58